Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 20, 2020
Document Effective Date	Nov. 20, 2020
Prospectus Date	Jan. 28, 2020
Virtus Newfleet High Yield Fund | Class R6
Prospectus:
Trading Symbol	VRHYX
Virtus Newfleet High Yield Fund | Class I
Prospectus:
Trading Symbol	PHCIX
Virtus Newfleet High Yield Fund | Class A
Prospectus:
Trading Symbol	PHCHX
Virtus Newfleet High Yield Fund | Class C
Prospectus:
Trading Symbol	PGHCX
Virtus Vontobel Greater European Opportunities Fund | Class I
Prospectus:
Trading Symbol	VGEIX
Virtus Vontobel Greater European Opportunities Fund | Class C
Prospectus:
Trading Symbol	VGECX
Virtus Vontobel Greater European Opportunities Fund | Class A
Prospectus:
Trading Symbol	VGEAX